Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
March 31, 2026
PFL-NPRT1-0526
1.814657.121
Municipal Securities - 97.5%
	Principal Amount (a)	Value ($)
Guam - 0.9%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	1,880,000	2,043,097
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	435,000	474,720
TOTAL SPECIAL TAX		2,517,817
Water & Sewer - 0.3%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2034	780,000	857,376
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2035	610,000	672,950
TOTAL WATER & SEWER		1,530,326
TOTAL GUAM		4,048,143
New Jersey,Pennsylvania - 3.0%
Transportation - 3.0%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,045,287
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,355,250
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,041,114
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2037	6,000,000	6,668,005
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	2,830,000	3,122,870
TOTAL NEW JERSEY,PENNSYLVANIA		13,232,526
Pennsylvania - 92.0%
Education - 13.2%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,622,521
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,322,689
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,199,210
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	705,820
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047 (Pre-refunded to 10/15/2027 at 100)	1,660,000	1,718,224
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)(h)	3,000,000	753,900
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	500,994
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	751,492
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,478,561
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,138,412
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (f)	2,965,000	3,076,427
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (f)	2,895,000	3,027,253
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (f)	4,450,000	4,680,352
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (f)	5,200,000	5,521,276
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,036,100
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,281,435
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,168,932
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,388,699
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2027	325,000	334,826
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2028	400,000	418,649
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2029	425,000	451,155
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2030	555,000	596,091
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2031	775,000	840,821
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2032	815,000	891,142
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2033	650,000	714,601
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2034	675,000	744,958
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2035	700,000	773,600
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2026, 5% 11/1/2036	2,290,000	2,516,377
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	561,866
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	632,849
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,142,351
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Inc Insured)	4,750,000	5,373,612
TOTAL EDUCATION		58,365,195
Electric Utilities - 3.2%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,516,531
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	505,286
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,000,000	3,118,326
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Inc Insured)	8,835,000	8,975,179
TOTAL ELECTRIC UTILITIES		14,115,322
General Obligations - 15.0%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,864,448
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2039 (Assured Guaranty Inc Insured)	4,225,000	4,579,755
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	630,000	605,289
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,757,984
Connellsville PA Area Sch Dist Series 2019, 3.125% 8/15/2039 (Build America Mutual Assurance Co Insured)	820,000	732,255
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	657,156
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	777,346
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	934,314
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,786,457
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2027	4,290,000	4,389,168
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2035	4,280,000	4,780,943
Parkland PA Sch Dist 3% 2/1/2035	665,000	629,058
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	311,694
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	388,955
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	439,918
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	525,000	498,164
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,152,289
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	372,463
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	831,842
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,679,384
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,136,703
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	7,929,148
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	4,000,000	4,212,521
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2029	3,000,000	3,219,232
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,113,512
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,307,693
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,979,850
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,312,838
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,048,574
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,044,585
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,013,151
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	351,215
TOTAL GENERAL OBLIGATIONS		66,837,904
Health Care - 16.1%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2038	815,000	794,735
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,158
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,145
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,365
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,448
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,389
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,154,364
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	232,033
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	206,425
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	206,223
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	1,215,000	1,115,325
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,246,951
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,041,320
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,003,102
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,393,731
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,128,651
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,025,000	1,037,008
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2028	1,945,000	2,034,695
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2029	1,355,000	1,437,444
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2035	465,000	511,524
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,006,400
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	885,903
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	387,215
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	511,564
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,248,379
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	465,000	457,569
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	510,000	466,459
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	121,767
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,296,526
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,121
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	302,307
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	354,285
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	416,339
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	265,515
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,445,258
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,437
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	986,488
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,513,699
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,512,666
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	236,474
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	244,572
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	3,796,234
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 2.7% 8/15/2054, LOC TD Bank NA VRDN (e)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,650,000	2,712,319
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 12/15/2047 (d)	5,000,000	5,079,414
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	613,833
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	849,649
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	533,768
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	658,478
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.65% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (e)	4,900,000	4,900,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	1,425,000	1,349,201
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,000,812
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,322,004
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	203,507
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,162,859
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	518,401
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,042,293
TOTAL HEALTH CARE		70,877,751
Housing - 6.7%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	336,916
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	577,220
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	870,000	680,826
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	935,654
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,396,951
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (f)	1,500,000	1,516,926
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	671,009
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	997,267
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (f)	2,410,000	2,524,722
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	481,363
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,079,715
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (f)	995,000	995,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (f)	2,400,000	2,501,258
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	106,121
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 2.5% 10/1/2034	1,940,000	1,687,062
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	410,000	409,677
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 2.05% 4/1/2041	465,000	341,709
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,505,000	1,153,776
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	283,160
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	232,272
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	272,936
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	390,439
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	240,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	229,909
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	260,143
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	328,978
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,060,802
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2019 131 A, 2.75% 10/1/2034	2,090,000	1,878,960
TOTAL HOUSING		29,570,771
Resource Recovery - 4.7%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3% tender 8/1/2045 (e)(f)	10,000,000	9,998,080
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (e)(f)	10,845,000	10,877,330
TOTAL RESOURCE RECOVERY		20,875,410
Special Tax - 1.6%
Pennsylvania St Tpk Com Regis Series 2025, 5% 7/15/2041	2,750,000	2,969,335
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,155,243
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	513,059
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	512,098
TOTAL SPECIAL TAX		7,149,735
Transportation - 23.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (f)	3,750,000	3,374,580
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	12,000,000	11,976,024
Pennsylvania Turnpike Commission 5% 12/1/2041	2,400,000	2,626,024
Pennsylvania Turnpike Commission 5% 12/1/2042	2,240,000	2,439,475
Pennsylvania Turnpike Commission 5% 12/1/2043	3,650,000	3,949,873
Pennsylvania Turnpike Commission 5% 12/1/2043	3,000,000	3,246,471
Pennsylvania Turnpike Commission 5% 6/1/2039	1,000,000	1,104,448
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,225,280
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (i)	5,500,000	5,710,797
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,116,203
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,126,807
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,765,427
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,684,150
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,086,469
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	1,000,800
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	997,622
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,468,601
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	4,951,806
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	2,000,000	2,187,062
Pennsylvania Turnpike Commission Series 2025B, 5.25% 12/1/2055	3,000,000	3,141,040
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (i)	315,000	320,705
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (i)	2,500,000	2,590,385
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	9,474,474
Philadelphia PA Airport Rev 5% 7/1/2031 (f)	1,000,000	1,020,960
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (f)	515,000	527,906
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2034 (f)	9,000,000	9,926,943
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2035 (f)	2,700,000	2,985,440
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (f)	1,000,000	1,003,879
TOTAL TRANSPORTATION		102,029,651
Water & Sewer - 8.4%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,055,262
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,784,808
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,596,810
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,569,889
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,306,109
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,370,817
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	5,000,000	5,292,841
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2052	3,500,000	3,588,314
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2056	4,000,000	4,073,805
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	3,600,000	3,706,302
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Inc Insured)	2,000,000	2,043,989
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Inc Insured)	400,000	406,937
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	4,500,000	4,683,199
Western Berks Wtr Auth PA Rev 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	1,020,000	879,382
TOTAL WATER & SEWER		37,358,464
TOTAL PENNSYLVANIA		407,180,203
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,225,367	889,289
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	464,577
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,140,892
TOTAL GENERAL OBLIGATIONS		2,494,758
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,155,000	960,033
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	655,000	674,899
TOTAL PUERTO RICO		4,129,690
Virgin Islands - 0.7%
Transportation - 0.7%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2026	1,000,000	1,007,840
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	730,000	809,820
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	1,135,000	1,236,037
TOTAL VIRGIN ISLANDS		3,053,697
TOTAL MUNICIPAL SECURITIES (Cost $442,452,270)		431,644,259

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $11,587,611)	2.60	11,585,294	11,587,611

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $454,039,881)	443,231,870
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(562,883)
NET ASSETS - 100.0%	442,668,987

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $674,899 or 0.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,093,273	23,584,191	21,089,853	65,745	-	-	11,587,611	11,585,294	0.3%
Total	9,093,273	23,584,191	21,089,853	65,745	-	-	11,587,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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